DISCONTINUED OPERATIONS AND SIGNIFICANT DISPOSALS - Discontinued Operations (Details) (USD $)	3 Months Ended								12 Months Ended			0 Months Ended	1 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 20, 2013	Feb. 28, 2013
Results of Discontinued Operations
Total revenues, net of interest expense									$ 74,000,000	$ 1,086,000,000	$ 1,106,000,000
Income (loss) from discontinued operations									10,000,000	(242,000,000)	(109,000,000)
Gain on sale									0	268,000,000	(1,000,000)
Provision (benefit) for income taxes									12,000,000	(244,000,000)	(52,000,000)
Income (loss) from discontinued operations, net of taxes	(1,000,000)	(16,000,000)	(22,000,000)	37,000,000	181,000,000	92,000,000	30,000,000	(33,000,000)	(2,000,000)	270,000,000	(58,000,000)
Discontinued operations
Cash flows from operating activities									0	154,000,000	(209,000,000)
Cash flows from investing activities									0	(207,000,000)	199,000,000
Cash flows from financing activities									0	43,000,000	16,000,000
Net cash provided by (used in) discontinued operations									0	(10,000,000)	6,000,000
Brazil Creditcard
Discontinued operations
Amount to be received on sale of discontinued operation												1,240,000,000
After tax gain on sale of discontinued operations												325,000,000
Results of Discontinued Operations
Total revenues, net of interest expense									69,000,000	1,012,000,000	1,045,000,000
Income (loss) from discontinued operations									63,000,000	(48,000,000)	110,000,000
Gain on sale									0	206,000,000	0	206,000,000
Provision (benefit) for income taxes									11,000,000	(138,000,000)	19,000,000
Income (loss) from discontinued operations, net of taxes									52,000,000	296,000,000	91,000,000
Discontinued operations
Cash flows from operating activities									0	197,000,000	(205,000,000)
Cash flows from investing activities									0	(207,000,000)	195,000,000
Cash flows from financing activities									0	0	16,000,000
Net cash provided by (used in) discontinued operations									0	(10,000,000)	6,000,000
Citi Capital Advisors Business
Results of Discontinued Operations
Total revenues, net of interest expense									0	74,000,000	60,000,000
Income (loss) from discontinued operations									(7,000,000)	(158,000,000)	(123,000,000)
Gain on sale									0	62,000,000	0
Provision (benefit) for income taxes									(3,000,000)	(30,000,000)	(44,000,000)
Income (loss) from discontinued operations, net of taxes									(4,000,000)	(66,000,000)	(79,000,000)
Discontinued operations
Cash flows from operating activities									0	(43,000,000)	(4,000,000)
Cash flows from investing activities									0	0	4,000,000
Cash flows from financing activities									0	43,000,000	0
Net cash provided by (used in) discontinued operations									0	0	0
Number of transactions										2
Number of management companies resulting from the sale of business										2
Ownership interest (as a percent)													24.90%
Egg Banking PLC
Results of Discontinued Operations
Total revenues, net of interest expense									5,000,000	0	1,000,000
Income (loss) from discontinued operations									(46,000,000)	(62,000,000)	(96,000,000)
Gain on sale									0	0	(1,000,000)
Provision (benefit) for income taxes									(16,000,000)	(22,000,000)	(34,000,000)
Income (loss) from discontinued operations, net of taxes									(30,000,000)	(40,000,000)	(63,000,000)
German retail banking operations
Results of Discontinued Operations
Income (loss) from discontinued operations						27,000,000
Provision (benefit) for income taxes						(57,000,000)
Income (loss) from discontinued operations, net of taxes						85,000,000
Discontinued operations
Residual costs associated with banking operations tax effect									$ 20,000,000